Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Property, plant and equipment	$ 82,078	$ 64,873
Deferred tax asset	65	44
Total non-current assets	82,143	64,917
Inventories	9,175	7,222
Prepayments	709	810
Trade and other receivables	4,962	3,425
Cash and cash equivalents in the statement of financial position	13,067	14,335
Total current assets	27,913	25,792
Total assets	110,056	90,709
Equity and liabilities
Share capital	55,102	55,002
Reserves	143,452	142,374
Retained loss	(135,287)	(141,767)
Equity attributable to shareholders	63,267	55,609
Carrying amount of NCI	5,944	3,708
Total equity	69,211	59,317
Liabilities
Provisions	3,797	3,456
Deferred tax liability	19,620	15,909
Non-current portion of term loan facility		1,577
Cash settled share based payments	1,826	618
Total non-current liabilities	25,243	21,560
Current portion of term loan facility	1,486	1,410
Trade and other payables	12,660	8,077
Income tax payable	1,145	345
Overdraft	311
Total current liabilities	15,602	9,832
Total liabilities	40,845	31,392
Total equity and liabilities	$ 110,056	$ 90,709